Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2021	$ 82	$ 284,406	$ (138,070)	$ 146,418
Income for the year	0	0	24,280	24,280
Other comprehensive income	0	0	0	0
Total comprehensive income	0	0	24,280	24,280
Balance at Dec. 31, 2022	82	284,406	(113,790)	170,698
Income for the year	0	0	5,272	5,272
Other comprehensive income	0	0	0	0
Total comprehensive income	0	0	5,272	5,272
Balance at Dec. 31, 2023	82	284,406	(108,518)	175,970
Income for the year	0	0	431	431
Other comprehensive income	0	0	0	0
Total comprehensive income	0	0	431	431
Balance at Dec. 31, 2024	$ 82	$ 284,406	$ (108,087)	$ 176,401